Stock-based compensation - Stock Options Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding
Balance (in shares)	16,336,134	12,654,807
Granted (in shares)		4,369,866
Exercised (in shares)		(105,203)
Forfeited (in shares)		(171,204)
Expired (in shares)		(412,132)
Balance (in shares)		16,336,134	12,654,807
Unvested (in shares)		6,943,273
Exercisable (in shares)		9,392,861
Weighted average exercise price ($)
Balance (in usd per share)	$ 0.81	$ 0.81
Granted (in usd per share)		0.82
Exercised (in usd per share)		0.81
Forfeited (in usd per share)		0.81
Expired (in usd per share)		0.81
Balance (in usd per share)		0.81	$ 0.81
Unvested (in usd per share)		0.81
Exercisable (in usd per share)		$ 0.81
Weighted average remaining contractual term (years)
Balance		8 days 13 hours	9 days 9 hours
Unvested		8 days 12 hours
Exercisable		8 days 4 hours
Aggregate intrinsic value ($)
Balance		$ 80,179,000
Unvested		77,423,000
Exercisable		$ 46,116,000
DWave System [Member]
Number of options outstanding
Balance (in shares)	16,336,134
Granted (in shares)	0
Exercised (in shares)	(174,378)
Forfeited (in shares)	(840,002)
Expired (in shares)	(11,077)
Balance (in shares)	15,310,677	16,336,134
Unvested (in shares)	4,698,271
Exercisable (in shares)	10,612,406
Weighted average exercise price ($)
Balance (in usd per share)	$ 0.81
Granted (in usd per share)	0
Exercised (in usd per share)	0.81
Forfeited (in usd per share)	0.81
Expired (in usd per share)	0.81
Balance (in usd per share)	0.81	$ 0.81
Unvested (in usd per share)	0.81
Exercisable (in usd per share)	$ 0.81
Weighted average remaining contractual term (years)
Balance	7 days 23 hours	8 days 13 hours
Unvested	7 days 18 hours
Exercisable	7 days 10 hours
Aggregate intrinsic value ($)
Balance	$ 80,179	$ 75,144
Unvested	73,479
Exercisable	$ 52,098